OTHER LIABILITIES (Table)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Schedule of Detailed Information about Other Liabilities [Table Text Block]
	Consolidated
	2023	2022
Pension and post-employment health care plans(a)	515,901	463,948
Deferred revenue from performance obligations with customers (b)	131,113	313,204
Provision for incentives to consultants	153,692	217,349
Provision for operating expenses (marketing / technology, etc.) (c)	482,287	604,064
Provision for store renovation	-	116,137
Crer Para Ver (d)	47,571	87,420
Provision for restructuring (e)	113,440	175,809
Insurance payables	84,032	69,364
Other liabilities(f)	87,518	203,331
Total	1,657,012	2,250,626

Current	970,479	1,499,060
Non-current	686,533	751,566

a)	As of December 31, 2023, there is R$253,606 (R$282,295 as of December 31, 2022) referring to pension plans, and R$567 referring to post-employment plans (R$28,456 as of December 31, 2022) of subsidiary Avon International, and R$209,288 (R$129,697 as of December 31, 2022) referring to post-employment healthcare plans of the subsidiary Natura Cosmeticos and R$52,441 (R$51,956 as of December 31, 2022) referring to post-employment healthcare plans of the subsidiary Natura &Co International.
b)	Refers to the deferral of revenue from performance obligations related to loyalty programs based on points, sale of gift cards not yet converted into products and programs and events to honor direct sales consultants, of which R$88,017 (R$190,790 as of December 31, 2022) is referring to subsidiary Avon, R$31,089 (R$93,761 as of December 31, 2022) referring to the consolidated subsidiary Natura Cosmeticos and R$12,007 (R$28,653 as of December 31, 2022) referring to subsidiary Natura &Co International.
c)	Refers to the Company's operating provisions arising mainly from expenses with the provision of technology, marketing, and advertising services.
d)	Contribution of the social program to the development of the quality of education.
e)	Provision for costs directly related to the integration plan and changes in the organizational structure of the subsidiary Avon and Group corporate structure review.
f)	Refers to miscellaneous provisions such as indemnities and non-current contractual obligations.

Avon [member]
Disclosure of defined benefit plans [line items]
Schedule of detailed information about movements of actuarial liabilities
	Pension plan
	2023	2022
Balance at the beginning of the year	334,251	445,804
Cost of services – current	21,871	19,707
Interest cost – recognized in the statement of profit or loss	21,542	15,568
Administrative costs	4,046	2,698
Company contributions	(6,004)	(4,299)
Benefits paid	(30,896)	(22,262)
Actuarial loss in OCI(a)	(2,096)	(254,913)
Reclassifications	832	24,956
Other	7,082	88,474
Translation adjustment	(26,266)	18,518
Balance at end of year	324,362	334,251

(a) The actuarial loss recorded throughout 2022 is directly related to the update of the mortality tables, as they were impacted by the effects of the Covid-19 pandemic.

Schedule of significant actuarial assumptions for the determination of the actuarial liability
	2023	2022
Discount rate	1.20% to 11.60%	1.30% to 12.00%
Rate of compensation increase	2.15% to 5.50%	2.55% to 7.40%

Schedule of fair values of each major class of plan assets
	Consolidated
	2023	2022
Cash and cash equivalent	46,957	7,330
Equity instruments of other entities	486,511	520,799
Government bonds	1,481,317	1,013,584
Corporate bonds	1,219,908	1,317,122
Real estate	8,714	10,957
Other	(525,722)	(121,574)
Total	2,717,685	2,748,218

Natura Cosmticos SA [Member]
Disclosure of defined benefit plans [line items]
Schedule of detailed information about movements of actuarial liabilities
	Consolidated
	2023	2022
Balance at the beginning of the year	129,697	124,649
Cost of the current service of subsidiary Natura Cosmeticos	983	812
Cost of interest	13,314	11,078
Expenses paid	(4,021)	(3,398)
Actuarial gains in OCI	51,566	(3,444)
Balance as of the end of the year	191,539	129,697

Schedule of significant actuarial assumptions for the determination of the actuarial liability
	2023	2022
Discount rate	9.69%	10.43%
Initial growth rate of medical cost	4.25%	4.25%
Inflation rate	4.00%	4.00%
Final growth rate of medical cost	8.42%	8.42%
Growth rate of medical costs due to aging - costs	Per age range 1.25% a 4.75% a.a.	Per age range 1.25% a 4.75% a.a.
Growth rate of medical costs by aging - contributions	0.00%	0.00%
Percentage of adherence to the plan in retirement	Bradesco Plan 58.00% / Unimed Plan 85.00%	Bradesco Plan 58.00% / Unimed Plan 85.00%
Schedule of disabled mortality	Mercer Disability	Mercer Disability
Schedule of mortality	AT-2000	AT-2000
Schedule of turnover	Proportional calculation at the time of service	Proportional calculation at the time of service

Schedule of detailed information about sensitivity analysis for actuarial assumptions
	Rate	Chance	PVO
Discount rate	9.69%	1% increase	229,052
Discount rate	9.69%	1% decrease	173,673
Rate of compensation	8.42%	1% increase	174,202
Rate of compensation	8.42%	1% decrease	227,843